RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE TO RELATED PARTIES

	Relationship	Dec 31, 2023	Dec 31, 2022
Shufang Zeng	Shareholder and director of the Company	186,520	-
Junze Zhang	Chairman of the Company Joint Meeting	766,638	698,624
Qing Zuo	Chairman of the Board of ZDSE since December 20, 2018	6,188	6,356
Total		$959,346	$704,980

	For the years ended December 31,
	2023	2022
Cash advance from related parties
Qing Zuo	-	151
Junze Zhang	67,472	43,317
Shufang Zeng	186,520	-
	$253,992	$43,488

	For the years ended December 31,
	2023	2022
Songlin Zhu	$209,432	-
Zheng Pei	33,257	-
Xinwen Yang	2,808	-
	$245,497	$-